Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Issued capital [member]	Statutory reserve [member]	Investment Reserve [Member]	Complementary Minimum Dividend [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Beginning balance, value at Dec. 31, 2021	R$ 15,000,000	R$ 1,532,365	R$ 8,297,489	R$ 55,631		R$ 46,374	R$ 24,931,859
IfrsStatementLineItems [Line Items]
Net income for the year					3,121,267		3,121,267
Actuarial gains (losses)						131,269	131,269
Total comprehensive income for the year					3,121,267	131,269	3,252,536
Legal reserve		156,063			(156,063)
Interest on capital (R$2.28 per share)					(741,301)		(741,301)
Complementary minimum dividends of 2022, approved (R$0.11255 per share)				(55,631)			(55,631)
Complementary minimum dividends of 2023, approved (R$ 0.14 per share)				130,857	(130,857)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(53,930)			(53,930)
Transfer to investments reserve			2,093,046		(2,093,046)
Ending balance, value at Dec. 31, 2022	15,000,000	1,688,428	10,390,535	76,927		177,643	27,333,533
IfrsStatementLineItems [Line Items]
Net income for the year					3,523,531		3,523,531
Actuarial gains (losses)						(31,281)	(31,281)
Total comprehensive income for the year					3,523,531	(31,281)	3,492,250
Legal reserve		176,177			(176,177)
Interest on capital (R$2.28 per share)					(836,839)		(836,839)
Complementary minimum dividends of 2022, approved (R$0.11255 per share)				(76,927)			(76,927)
Complementary minimum dividends of 2023, approved (R$ 0.14 per share)				147,689	(147,689)
Withholding income tax on interest on capital attributable as minimum mandatory dividends				(54,641)			(54,641)
Transfer to investments reserve			2,362,826		(2,362,826)
Ending balance, value at Dec. 31, 2023	15,000,000	1,864,605	12,753,361	93,048		146,362	29,857,376
IfrsStatementLineItems [Line Items]
Net income for the year					9,579,563		9,579,563
Cash flow hedge						(8,350)	(8,350)
Actuarial gains (losses)						142,327	142,327
Total comprehensive income for the year					9,579,563	133,977	9,713,540
Legal reserve		478,978			(478,978)
Interest on capital (R$2.28 per share)					(1,556,454)		(1,556,454)
Dividends for the year (R$1.05 per share)					(718,692)		(718,692)
Complementary minimum dividends of 2023, approved (R$ 0.14 per share)				(93,048)			(93,048)
Withholding income tax on interest on capital attributable as minimum mandatory dividends					(274,668)		(274,668)
Transfer to investments reserve			6,550,771		(6,550,771)
Ending balance, value at Dec. 31, 2024	R$ 15,000,000	R$ 2,343,583	R$ 19,304,132			R$ 280,339	R$ 36,928,054